CONVERTIBLE NOTES (Details Textual)					1 Months Ended												3 Months Ended			12 Months Ended
	Jul. 15, 2015 USD ($)	Mar. 12, 2015 USD ($)	Dec. 10, 2014 USD ($)	Jul. 02, 2014 USD ($) $ / shares shares	May. 19, 2015	Mar. 20, 2015	Mar. 12, 2015 USD ($)	Feb. 20, 2015 USD ($)	Feb. 17, 2015	Feb. 10, 2015	Jan. 30, 2015 USD ($)	Nov. 17, 2014 USD ($)	Aug. 06, 2014 USD ($) $ / shares	May. 30, 2014 USD ($)	May. 29, 2014 USD ($)	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 04, 2015 $ / shares	Jul. 02, 2014 AUD / shares	May. 08, 2014 USD ($)	Sep. 30, 2013 AUD AUD / shares
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																							10.00%
Debt Instrument, Increase, Accrued Interest																	$ 6,026
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.0709																			$ 0.07
Share Price | $ / shares																	$ 0.0289			$ 0.0899
Debt Instrument, Unamortized Discount																					$ 30,000
DerivativeLiabilities																	$ 436,725			$ 1,049,929	158,244	$ 0
Discounts related to warrants issued with convertible debenture																				$ 0	$ 133,095
Debt Instrument, Periodic Payment				$ 154,798
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					55.00%
August 2013 Notes [Member]
Debt Instrument [Line Items]
Notes Payable																$ 63,196			$ 63,196
September 2013 Notes [Member]
Debt Instrument [Line Items]
Notes Payable																46,446			$ 46,446
Warrant [Member]
Debt Instrument [Line Items]
Fair Value Assumptions, Expected Volatility Rate																	216.00%		53.00%	408.00%	134.00%
Fair Value Assumptions, Expected Term																	3 years		5 years	3 years 3 months	4 years 3 months
Fair Value Assumptions, Risk Free Interest Rate																	1.37%		0.40%	1.63%	0.47%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 25,000		$ 250,000			$ 139,680			$ 139,680						$ 25,000	AUD 150,000
Debt Instrument, Interest Rate, Stated Percentage																12.00%			12.00%						10.00%	12.00%
Debt Instrument, Convertible, If-converted Value in Excess of Principal																						$ 27,963
Debt Instrument, Increase, Accrued Interest				$ 15,118							$ 1,466									$ 2,134
Debt Instrument, Convertible, Conversion Price | (per share)				$ 0.0709																				AUD 0.075		AUD 0.075
Debt Instrument, Unamortized Discount													$ 25,000
Stock Issued During Period, Shares, New Issues | shares				2,183,333
Debt Instrument, Debt Default, Interest Rate														16.00%
Discounts related to warrants issued with convertible debenture				$ 139,680
Percentage of Consideration Received													10.00%
Interest Rate on Payment of Consideration													0.00%
Debt Instrument, Interest Rate During Period													12.00%
Debt Instrument, Periodic Payment																				$ 25,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger													60.00%							12.00%
Debt Instrument, Convertible, Stock Price Trigger | $ / shares													$ 0.09
Interest Payable																				$ 250,000
Proceeds from Issuance of Debt													$ 25,000
Debt Issuance Cost													2,500
Convertible Notes Payable [Member] | Warrant [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																3,000,000
Debt Instrument, Convertible, Conversion Price | (per share)																$ 0.0698			$ 0.0698							AUD 0.075
Share Price | $ / shares																$ 0.20			$ 0.20
Fair Value Assumptions, Expected Volatility Rate																53.00%
Fair Value Assumptions, Expected Term																27 months
Fair Value Assumptions, Risk Free Interest Rate																0.40%
Debt Instrument, Unamortized Discount																$ 400,000			$ 400,000
DerivativeLiabilities																140,000			$ 140,000
Increase Decrease In Derivative Liabilities																$ 260,000
Convertible Notes Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount													250,000		$ 75,000					60,453
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Debt Instrument, Maturity Date															May 29, 2015
Debt Instrument, Increase, Accrued Interest																	$ 2,965
Debt Instrument, Unamortized Discount													$ 25,000		$ 61,364
Debt Instrument, Convertible, Terms of Conversion Feature										The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is February 10, 2016. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Companys common stock for the ten prior trading days prior to the date upon which the conversion notice was received.
Percentage of Consideration Received													10.00%
Interest Rate on Payment of Consideration													0.00%
Debt Instrument, Interest Rate During Period													12.00%
Debt Instrument, Convertible, Threshold Trading Days															180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger															55.00%
Interest and Debt Expense																				51,089	$ 10,275
Debt Instrument, Periodic Payment, Principal																				14,547
Debt Instrument, Periodic Payment, Interest																				218
Additionally Debt Instrument Unamortized Premium																				61,364
Convertible Notes Payable One [Member] | Third Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																				4,352
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 75,000					63,245
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Debt Instrument, Maturity Date															May 29, 2015
Debt Instrument, Unamortized Discount															$ 61,364
Debt Instrument, Convertible, Terms of Conversion Feature									The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is February 17, 2016. The note is convertible at the option of the holder at any time after 180 days at a rate of 55% of the lowest trading bid price of the Companys common stock for the ten prior trading days prior to the date upon which the conversion notice was received
Debt Instrument, Convertible, Threshold Trading Days															180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger															55.00%
Interest and Debt Expense																	9,409			51,089	10,275
Debt Instrument, Periodic Payment, Principal																	45,000			11,755
Debt Instrument, Periodic Payment, Interest																	1,887			553
Additionally Debt Instrument Unamortized Premium																	36,818			61,364
Convertible Notes Payable Two [Member] | Third Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																				3,313
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 50,000
Debt Instrument, Interest Rate, Stated Percentage														8.00%
Debt Instrument, Maturity Date														May 30, 2015
Debt Instrument, Unamortized Discount														$ 40,909
Debt Instrument, Convertible, Terms of Conversion Feature						The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is March 20, 2016. The note is convertible at the option of the holder at any time at a rate of 55% of the lowest trading bid price of the Companys common stock for the average of the lowest three trading priced in the ten prior trading days including the date upon which the conversion notice was received.	The Company agreed to pay 8% interest per annum on the principal amount and the maturity date is March 12, 2016. The note is convertible at the option of the holder at any time at a rate of 55% of the Companys common stock for the average of the lowest three trading prices in the ten prior trading days including the date upon which the conversion notice was received
Debt Instrument, Convertible, Threshold Trading Days														180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger														55.00%
Interest and Debt Expense																	9,409			34,273	$ 6,636
Debt Instrument, Periodic Payment, Principal																	45,000	$ 45,000		50,000
Debt Instrument, Periodic Payment, Interest																	2,229			3,346
Additionally Debt Instrument Unamortized Premium																	36,818			40,909
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 43,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Debt Instrument, Maturity Date												Aug. 20, 2015
Debt Instrument, Unamortized Discount												$ 31,138
Debt Instrument, Convertible, Threshold Trading Days												180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger												58.00%
Debt Instrument, Periodic Payment, Principal		$ 15,000																		27,851
Debt Instrument, Periodic Payment, Interest		667																		1,527
Additionally Debt Instrument Unamortized Premium		12,273					$ 12,273										36,818
Repayments of Debt																				61,632
Debt Instrument, Annual Principal Payment																				43,000
Prepayment Penalties																				17,105
Debt Instrument, Increase (Decrease), Other, Net																				3,287
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 28,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Maturity Date			Sep. 12, 2015
Debt Instrument, Increase, Accrued Interest																				853
Debt Instrument, Unamortized Discount			$ 20,276
Debt Instrument, Convertible, Threshold Trading Days			180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			58.00%
Debt Instrument, Periodic Payment, Principal																				15,657
Additionally Debt Instrument Unamortized Premium																	36,818
Repayments of Debt																				38,654
Debt Instrument, Annual Principal Payment																				28,000
Prepayment Penalties																				9,801
Debt Instrument, Increase (Decrease), Other, Net																				4,619
Convertible Back-End Notes Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 75,000
Debt Instrument, Percentage of Repayment, If prepaid within 60 days of the issuance date														130.00%
Debt Instrument, Percentage of Repayment, if prepaid 60 but less than 121 days after the issuance date														140.00%
Debt Instrument, Percentage of Repayment, if prepaid 120 but less than 180 days after the issuance date														150.00%
Convertible Back-End Notes Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 75,000
Convertible Back-End Notes Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 50,000
Convertible Note Payable Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 104,000					$ 104,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%					8.00%
Debt Instrument, Maturity Date							Dec. 16, 2015
Debt Instrument, Increase, Accrued Interest																				2,530
Debt Instrument, Unamortized Premium		$ 75,310					$ 75,310													46,441
Debt Instrument, Convertible, Threshold Trading Days		180					180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger		58.00%					58.00%
Interest and Debt Expense																	$ 6,276			46,441
Debt Instrument, Periodic Payment, Interest	$ 2,872
Additionally Debt Instrument Unamortized Premium																				22,593
Repayments of Debt	137,915
Debt Instrument, Annual Principal Payment	104,000
Prepayment Penalties	$ 31,043
Convertible Note Payable Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 58,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Maturity Date								Jul. 27, 2015
Debt Instrument, Unamortized Premium								$ 58,000												36,411
Debt Instrument, Convertible, Threshold Trading Days								180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger								50.00%
Debt Instrument, Periodic Payment, Interest																				2,212
Repayments of Debt																				83,512
Debt Instrument, Annual Principal Payment																				58,000
Prepayment Penalties																				23,300
Debt Instrument, Increase (Decrease), Other, Net																				$ 21,589